Subsequent Events (Details)						1 Months Ended
	Apr. 24, 2026 $ / shares	Apr. 17, 2026 € / shares	Jan. 23, 2026 USD ($)	Jan. 22, 2026	Jan. 19, 2026 USD ($)	May 31, 2026 USD ($) $ / shares shares	Feb. 28, 2026 $ / shares shares	May 14, 2026 $ / shares	May 05, 2026 shares	Apr. 29, 2026 USD ($)	Apr. 23, 2026 $ / shares	Apr. 07, 2026	Mar. 10, 2026	Jan. 14, 2026 shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares
Subsequent Events [Line Items]
SOL purchase received (in Shares) | shares														13,898
Exercise price (in Dollars per share) | $ / shares															$ 0.5	$ 1.5
Reverse stock split arrangement												10-for-1 reverse share split	10-for-1 reverse stock split
Bid price per share (in Dollars per share) | $ / shares											$ 1
Subsequent Events [Member]
Subsequent Events [Line Items]
Dividend stock | $					$ 200,000
Success fee					5.00%
Consulting fee | $			$ 30,000
Percentage of protocol-native staking rewards				100.00%
Subsequent Events [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Pre-funded warrants to purchase (in Shares) | shares							187,899
Exercise price (in Dollars per share) | $ / shares							$ 0.5
Scenario Forecasts [Member]
Subsequent Events [Line Items]
Aggregate cash proceeds | $						$ 136,606
Nominal consideration (in Euro per share) | € / shares		€ 1
Bid price per share (in Dollars per share) | $ / shares								$ 1
Ordinary shares exercise price per share (in Dollars per share) | $ / shares	$ 6
Annual base salary | $										$ 450,000
Other payables | $										200,000
Equity award | $										$ 1,600,000
Scenario Forecasts [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Pre-funded warrants to purchase (in Shares) | shares						273,212
Exercise price (in Dollars per share) | $ / shares						$ 0.5
Scenario Forecasts [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Acquires beneficial ownership	9.99%
Amount of decrease ordinary shares (in Shares) | shares									8,400,000
Scenario Forecasts [Member] | Top of range [member]
Subsequent Events [Line Items]
Acquires beneficial ownership	20.00%
Amount of decrease ordinary shares (in Shares) | shares									83,900,000